UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2008

Date of reporting period: 03/31/2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK - (95.65%)	Shares	Value

AGRICULTURE - (1.53%)
Loews Corp. - Carolina Group	257	$ 18,645

AIRLINES - (3.11%)
Pinnacle Airlines Corp. *	4,353	38,002

APPAREL - (13.06%)
Footstar, Inc.	17,750	78,987
R.G. Barry Corp. *	5,460	43,243
True Religion Apparel, Inc. *	2,000	37,100
		159,330

BUILDING & CONSTRUCTION - (2.88%)
Schuff International, Inc. *	1,300	35,100

CHEMICALS - (1.89%)
China Agritech, Inc. *	9,750	23,107

COMMERCIAL SERVICES - (3.29%)
ICF International, Inc. *	2,000	40,100

COMPUTERS & COMPUTER SERVICES - (8.67%)
China Expert Technology, Inc. *	4,263	554
Patriot Scientific Corp.	191,257	105,191
		105,745

FOOD - (4.69%)
Arden Group, Inc.	400	57,200

HEALTHCARE PRODUCTS & SERVICES - (2.71%)
Advocat, Inc. *	3,045	33,130

INSURANCE - (3.28%)
Universal Insurance Holdings, Inc.	10,600	40,068

INTERNET SERVICE & SOFTWARE - (21.58%)
Ebix, Inc. *	1,200	88,800
i2 Technologies, Inc. *	1,107	12,465
InsWeb Corp. *	6,400	68,672
MicroStrategy, Inc. *	740	54,753
Wayside Technology Group, Inc.	3,900	38,610
		263,300
CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK - (95.65%) (continued)	Shares	Value

MACHINERY - (3.80%)
Intevac, Inc. *	3,580	$ 46,361

MEDIA - (3.99%)
NET Servicos de Comunicacao SA - ADR	4,600	48,668

MISCELLANEOUS MANUFACTURING - (6.33%)
Acuity Brands, Inc.	1,800	77,310

PHARMACEUTICALS - (5.31%)
Replidyne, Inc. *	8,540	12,041
ViroPharma, Inc. *	5,900	52,746
		64,787

SEMICONDUCTORS - (3.23%)
Lam Research Corp. *	1,030	39,367

TELECOMMUNICATIONS - (6.30%)
Soapstone Networks, Inc.	7,770	55,633
T-Bay Holdings, Inc. *	8,750	21,263
		76,896

TOTAL COMMON STOCK (Cost $1,359,104)		1,167,116

SHORT-TERM INVESTMENTS - (2.84%)
Fidelity Institutional Money Market Fund Class I, 3.23% ** (Cost $34,663)	34,663	34,663

TOTAL INVESTMENTS (Cost $1,393,767) - 98.49%		$ 1,201,779

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.51%		18,407

NET ASSETS - 100%		$ 1,220,186

* Non-income producing security.
** Rate shown represents the rate at March 31, 2008, is subject to change and resets daily.
ADR American Depositary Receipt.

As of March 31, 2008, the estimated cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 1,393,767
Unrealized Appreciation / (Depreciation):
Gross Appreciation		45,526
Gross Depreciation		(237,514)
Net Unrealized Depreciation		$ (191,988)

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK (91.79%)	Shares	Value

AUSTRALIA (1.80%)
Babcock & Brown Ltd.	975	$ 13,116

CANADA (5.66%)
Brookfield Asset Management, Inc.	780	20,927
Onex Corp.	700	20,424
		41,351

FRANCE (6.26%)
Altamir Amboise	1,650	16,567
Eurazeo	125	15,984
Wendel *	105	13,182
		45,733

GERMANY (2.96%)
Deutsche Beteiligungs AG	850	21,591

GREAT BRITAIN (20.50%)
3i Group Plc.	1,125	18,530
Candover Investments Plc.	325	13,028
Charlemagne Capital Ltd.	10,500	8,335
Electra Private Equity Plc.	950	29,900
Graphite Enterprise Trust Plc.	1,675	14,626
Intermediate Capital Group Plc.	733	22,736
LMS Capital Plc. *	11,000	16,154
SVG Capital Plc.	1,800	26,326
		149,635
INDIA (1.31%)
ICICI Bank Ltd. - ADR	250	9,547

ISRAEL (1.80%)
Africa Israel Investments Ltd.	250	13,136

JAPAN (4.40%)
Japan Asia Investment Co. Ltd.	3,000	11,858
Mitsui & Co. Ltd.	1,000	20,265
		32,123
SPAIN (1.28%)
Dinamia Capital Privado, Sociedad de Capital Riesgo, S.A.	275	9,377

SWEDEN (6.50%)
Investor AB	1,025	23,068
Ratos AB	725	24,399
		47,467

SWITZERLAND (8.34%)
Castle Private Equity AG *	215	23,810
Partners Group	255	37,045
		60,855
CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK (91.79%) (continued)	Shares	Value

UNITED STATES (30.98%)
Affiliated Managers Group, Inc. *	198	$ 17,967
Allied Capital Corp.	935	17,232
American Capital Strategies Ltd.	760	25,962
Apollo Investment Corp.	1,200	18,996
Blackstone Group, LP *	1,900	30,172
Capital Southwest Corp.	50	6,186
Fortress Investment Group, LLC	1,800	22,104
Goldman Sachs Group, Inc.	100	16,539
Greenhill & Co., Inc.	275	19,129
Icahn Enterprises, LP *	100	8,250
Lazard Ltd.	615	23,493
Macquarie Infrastructure Co. LLC	350	10,196
Thomas Weisel Partners Group, Inc. *	1,500	9,930
		226,156

TOTAL COMMON STOCK (Cost $790,404)		670,087

SHORT TERM INVESTMENTS (15.91%)
Fidelity Institutional Money Market Fund Class I, 3.23% ** (Cost $116,154)	116,154	116,154

TOTAL INVESTMENTS (Cost $906,558) - 107.70%		$ 786,241

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.70%)		(56,209)

NET ASSETS - 100%		$ 730,032

* Non-income producing security.
** Rate shown represents the rate at March 31, 2008, is subject to change and resets daily.
ADR American Depositary Receipt.

As of March 31, 2008, the estimated cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 911,282
Unrealized Appreciation / (Depreciation):
Gross Appreciation		10,501
Gross Depreciation		(135,542)
Net Unrealized Depreciation		$ (125,041)

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK - (12.88%)	Shares	Value

OIL & GAS - (2.60%)
Provident Energy Trust	2,860	$ 30,316

PHARMACEUTICALS - (2.58%)
Pfizer, Inc.	1,440	30,139

REAL ESTATE INVESTMENT TRUST - (2.56%)
Annaly Capital Management, Inc.	1,950	29,874

RETAIL - PROPANE DISTRIBUTION - (2.58%)
Suburan Propane Partners, L.P. *	775	30,093

TRANSPORTATION - (2.56%)
Frontline Ltd.	650	29,913

TOTAL COMMON STOCK (Cost $150,375)		150,335

CORPORATE BONDS - (12.81%)	Principal	Value

CHEMICALS - (1.81%)
Arco Chemical Co., 9.80%, 02/01/2020	$ 25,000	$ 21,125

COMPUTERS - (2.12%)
Unisys Corp., 12.50%, 01/15/2016	25,000	24,719

DIVERSIFIED FINANCIAL SERVICES- (1.91%)
Ford Motor Credit Co., LLC, 9.75%, 09/15/2015	25,000	22,281

ELECTRICAL COMPONENTS & EQUIPMENT - (1.78%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	20,750

ELECTRONICS - (2.21%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,875

ENERGY - ALTERNATE SOURCES - (1.39%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017	25,000	16,250

HOME BUILDERS - (1.59%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	25,000	18,563

TOTAL CORPORATE BONDS (Cost $153,652)		149,563

	Shares	Value
INVESTMENT COMPANIES - (1.85%)
MFS Special Value Trust (Cost $26,138)	3,075	21,525

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

PREFERRED STOCK - (69.48%)	Shares	Value

AUTOMOBILE MANUFACTURERS - (2.72%)
General Motors Corp.	2,150	$ 31,734

BANKS - (2.97%)
Royal Bank of Scotland Group Plc. Series F	1,380	34,693

DIVERSIFIED FINANCIAL SERVICES - (25.04%)
Allied Capital Corp.	1,900	34,010
Bear Stearns Capital Trust III	2,000	45,600
Chevy Chase Preferred Capital Corp. Series A	680	34,680
Harris Preferred Capital Corp. Series A	1,410	33,248
Lehman Brothers Holdings Capital Trust IV Series L	2,600	46,150
Merrill Lynch & Co., Inc. Series G	2,400	33,576
National City Capital Trust IV	1,455	28,911
SLM Corp. Series B	770	36,190
		292,365

GOVERNMENT AGENCIES - (9.06%)
Federal Home Loan Mortgage Corp. Series Q	1,260	34,020
Federal National Mortgage Association Series F	1,730	40,222
Federal National Mortgage Association Series G	1,450	31,537
		105,779

INSURANCE - (14.07%)
AMBAC Financial Group, Inc.	2,405	32,492
American International Group, Inc.	1,380	34,486
Arch Capital Group Ltd. Series A	1,385	35,345
Primus Guaranty Ltd.	3,000	30,300
Odyssey Re Holdings Corp. Series B	1,405	31,613
		164,236

OIL & GAS - (2.97%)
Southern Union Co.	1,400	34,678

REAL ESTATE INVESTMENT TRUST - (9.65%)
Capital Automotive REIT Series B	1,465	19,778
DRA CRT Acquisition Corp. Series A	1,175	20,269
HRPT Properties Trust Series B	1,372	32,873
Huntington Preferred Capital, Inc.	800	15,848
UDR, Inc.	935	23,842
		112,610

CATALYST FUNDS
AMERICA FIRST INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

PREFERRED STOCK - (69.48%) Continued	Shares	Value

TELECOMMUNICATIONS - (3.00%)
U.S. Cellular Corp.	1,400	$ 35,014

TOTAL PREFERRED STOCK (Cost $852,182)		811,109

SHORT-TERM INVESTMENTS - (9.37%)
Fidelity Institutional Money Market Fund Class I, 3.23% ** (Cost $109,423)	109,423	109,423

TOTAL INVESTMENTS (Cost $1,291,770) - 106.39%		$ 1,241,955

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.39%)		(74,620)

NET ASSETS - 100%		$ 1,167,335

* Non-income producing security.
** Rate shown represents the rate at March 31, 2008, is subject to change and resets daily.

As of March 31, 2008, the estimated cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 1,301,002
Unrealized Appreciation / (Depreciation):
Gross Appreciation		26,745
Gross Depreciation		(85,792)
Net Unrealized Depreciation		$ (59,047)

CATALYST FUNDS
AMERICA FIRST PRESTIGE FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

COMMON STOCK - (85.19%)	Shares	Value

BIOTECHNOLOGY - (2.94%)
Cambrex Corp. *	5,200	$ 36,036

CHEMICALS - (3.97%)
Olin Corp.	2,460	48,610

DIVERSIFIED HOLDING COMPANIES - (10.04%)
Ampal-American Israel Corp. *	6,400	40,960
Berkshire Hathaway, Inc. Class B *	10	44,729
Leucadia National Corp.	825	37,306
		122,995

ENERGY - ALTERNATIVE SOURCES - (4.02%)
Headwaters, Inc. *	3,730	49,199

FOOD & BEVERAGE - (14.56%)
Del Monte Foods Co.	4,535	43,218
J.M. Smucker Co.	925	46,814
Molson Coors Brewing Co.	875	45,999
Smithfield Foods, Inc. *	1,640	42,246
		178,277

FOREST & PAPER PRODUCTS - (5.65%)
AbitibiBowater, Inc.	2,145	27,692
Plum Creek Timber Co., Inc.	1,020	41,514
		69,206

HEALTHCARE - SERVICES - (3.30%)
Humana, Inc. *	900	40,374

INSURANCE - (2.35%)
White Mountains Insurance Group Ltd.	60	28,800

IRON & STEEL - (3.58%)
Great Northern Iron Ore Properties	330	43,824

OIL & GAS - (5.85%)
BP Plc. - ADR	641	38,877
Sunoco, Inc.	625	32,794
		71,671

PHARMACEUTICALS - (8.53%)
Alpharma, Inc. *	2,327	60,991
King Pharmaceuticals, Inc. *	5,000	43,500
		104,491

REAL ESTATE INVESTMENT TRUSTS - (20.40%)
Annaly Capital Management, Inc.	2,755	42,207
Capstead Mortgage Corp.	3,650	41,610
Health Care REIT, Inc.	920	41,520
National Health Investors, Inc.	1,325	41,406
Nationwide Health Properties, Inc.	1,230	41,512
Omega Healthcare Investors, Inc.	2,390	41,490
		249,745

TOTAL COMMON STOCK (Cost $1,112,232)		1,043,228

	Shares	Value

INVESTMENT COMPANIES - (11.41%)
First Financial Fund, Inc.	4,880	$ 44,115
PowerShares International Listed Private Equity Portfolio	2,430	52,950
PowerShares Listed Private Equity Portfolio	2,200	42,702
TOTAL INVESTMENT COMPANIES (Cost $160,396)		139,767

SHORT-TERM INVESTMENTS - (3.55%)
Fidelity Institutional Money Market Fund Class I, 3.23% ** (Cost $43,472)	43,472	43,472

TOTAL INVESTMENTS (Cost $1,316,100) - 100.15%		$ 1,226,467

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15%)		(1,868)

NET ASSETS - 100%		$ 1,224,599

* Non-income producing security.
** Rate shown represents the rate at March 31, 2008, is subject to change and resets daily.
ADR American Depositary Receipt.

As of March 31, 2008, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 1,316,100
Unrealized Appreciation / (Depreciation):
Gross Appreciation		18,247
Gross Depreciation		(107,880)
Net Unrealized Depreciation		$ (89,633)

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 27, 2008

By:   /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   May 27, 2008